Financial instruments and financial risk management - Contractual undiscounted cash flows (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 4,736.7	€ 5,264.1	€ 5,030.9
Derivatives and Non derivatives, contractual undiscounted cash flows	€ 4,896.6	€ 5,319.5	€ 5,258.4
Interest rate percentage	0.01%	0.01%	0.04%
Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	€ 1,440.7	€ 1,326.6	€ 1,156.2
Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	482.5	406.0	468.9
Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	1,086.0	512.7	321.3
Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	990.9	1,149.7	443.8
Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	896.5	1,924.5	2,868.2
Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,085.6	3,170.8	3,501.7
Non-derivative financial liabilities, undiscounted cash flows	€ 3,242.0	€ 3,219.6	€ 3,718.8
Interest rate percentage	1.48%	1.54%	1.65%
Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 107.0	€ 189.4	€ 229.3
Non-derivative financial liabilities, undiscounted cash flows	151.6	192.3	282.2
Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	213.3	95.5	213.3
Non-derivative financial liabilities, undiscounted cash flows	256.0	96.8	247.9
Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	941.8	201.3	120.2
Non-derivative financial liabilities, undiscounted cash flows	980.1	204.3	148.1
Fixed rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	940.0	930.4	227.5
Non-derivative financial liabilities, undiscounted cash flows	960.6	944.8	251.4
Fixed rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	883.5	1,754.2	2,711.4
Non-derivative financial liabilities, undiscounted cash flows	893.7	1,781.4	2,789.2
Floating rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	558.8	792.2	882.8
Non-derivative financial liabilities, undiscounted cash flows	€ 562.3	€ 799.3	€ 892.3
Interest rate percentage	0.83%	0.90%	0.84%
Floating rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 202.5	€ 245.2	€ 226.6
Non-derivative financial liabilities, undiscounted cash flows	204.8	247.4	230.1
Floating rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	224.5	200.5	215.8
Non-derivative financial liabilities, undiscounted cash flows	226.5	202.3	218.6
Floating rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	105.8	222.3	170.3
Non-derivative financial liabilities, undiscounted cash flows	105.3	224.3	172.2
Floating rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	26.0	103.5	191.5
Non-derivative financial liabilities, undiscounted cash flows	25.7	104.4	192.4
Floating rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		20.7	78.6
Non-derivative financial liabilities, undiscounted cash flows		20.9	79.0
Long Term Debt and Finance Leases [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		3,096.4	3,108.3
Non-derivative financial liabilities, undiscounted cash flows		3,144.9	3,302.3
Long Term Debt and Finance Leases [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows		178.2	205.1
Long Term Debt and Finance Leases [Member] | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows		82.3	182.6
Long Term Debt and Finance Leases [Member] | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows		189.3	83.1
Long Term Debt and Finance Leases [Member] | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows		929.4	186.1
Long Term Debt and Finance Leases [Member] | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows		1,765.7	2,645.4
Debt swapped from floating to fixed [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			393.4
Non-derivative financial liabilities, undiscounted cash flows			416.5
Debt swapped from floating to fixed [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			77.1
Debt swapped from floating to fixed [Member] | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			65.3
Debt swapped from floating to fixed [Member] | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			65.0
Debt swapped from floating to fixed [Member] | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			65.3
Debt swapped from floating to fixed [Member] | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows			143.8
Debt swapped from floating to fixed [Member] | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		74.4	€ 393.4
Non-derivative financial liabilities, undiscounted cash flows		€ 74.7
Interest rate percentage		0.37%	2.59%
Debt swapped from floating to fixed [Member] | Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		€ 14.0	€ 60.1
Non-derivative financial liabilities, undiscounted cash flows		14.1
Debt swapped from floating to fixed [Member] | Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		14.4	61.7
Non-derivative financial liabilities, undiscounted cash flows		14.5
Debt swapped from floating to fixed [Member] | Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		14.9	63.3
Non-derivative financial liabilities, undiscounted cash flows		15.0
Debt swapped from floating to fixed [Member] | Fixed rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		15.3	64.9
Non-derivative financial liabilities, undiscounted cash flows		15.4
Debt swapped from floating to fixed [Member] | Fixed rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		15.8	143.4
Non-derivative financial liabilities, undiscounted cash flows		15.7
Debt swapped from floating to fixed [Member] | Floating rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(74.4)	(393.4)
Debt swapped from floating to fixed [Member] | Floating rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(14.0)	(60.1)
Debt swapped from floating to fixed [Member] | Floating rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(14.4)	(61.7)
Debt swapped from floating to fixed [Member] | Floating rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(14.9)	(63.3)
Debt swapped from floating to fixed [Member] | Floating rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(15.3)	(64.9)
Debt swapped from floating to fixed [Member] | Floating rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(15.8)	(143.4)
Current and non-current maturities of debt [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,644.4	3,963.0	4,384.5
Non-derivative financial liabilities, undiscounted cash flows	3,804.3	4,018.9	4,611.1
Current and non-current maturities of debt [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	309.5	434.6	455.9
Non-derivative financial liabilities, undiscounted cash flows	356.4	439.7	512.3
Current and non-current maturities of debt [Member] | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	437.8	296.0	429.1
Non-derivative financial liabilities, undiscounted cash flows	482.5	299.1	466.5
Current and non-current maturities of debt [Member] | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,047.6	423.6	290.5
Non-derivative financial liabilities, undiscounted cash flows	1,085.4	428.6	320.3
Current and non-current maturities of debt [Member] | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	966.0	1,033.9	419.0
Non-derivative financial liabilities, undiscounted cash flows	986.3	1,049.2	443.8
Current and non-current maturities of debt [Member] | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	883.5	1,774.9	2,790.0
Non-derivative financial liabilities, undiscounted cash flows	893.7	1,802.3	2,868.2
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		7.0	3.8
Derivatives, contractual undiscounted cash flows		6.5	4.9
Interest rate swaps [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		2.3	1.7
Interest rate swaps [Member] | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		1.3	2.2
Interest rate swaps [Member] | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		1.0	1.0
Interest rate swaps [Member] | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		0.8
Interest rate swaps [Member] | Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		1.1
Foreign currency forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8.0	599.0	0.5
Derivatives, contractual undiscounted cash flows	8.0	599.0	0.3
Foreign currency forward contracts [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		189.5	0.1
Foreign currency forward contracts [Member] | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		105.6	0.2
Foreign currency forward contracts [Member] | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	0.6	83.1
Foreign currency forward contracts [Member] | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	4.6	99.7
Foreign currency forward contracts [Member] | Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	2.8	121.1
Commodity forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	189.7
Derivatives, contractual undiscounted cash flows	189.7
Commodity forward contracts [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	189.7
Trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	573.8	249.6	294.1
Non-derivative financial liabilities, undiscounted cash flows	573.8	249.6	294.1
Trade payables [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	573.8	249.6	294.1
Accrued expenses [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	320.8	445.5	348.0
Non-derivative financial liabilities, undiscounted cash flows	320.8	445.5	348.0
Accrued expenses [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	€ 320.8	€ 445.5	€ 348.0